Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis

The following table summarizes financial assets measured at fair value on a recurring basis as of June 30, 2015 and December 31, 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

(in thousands)	June 30, 2015	December 31, 2014
Available for Sale Securities Fair Value Measurements Using:
Level 1: Quoted Prices in Active Markets For Identical Assets	$502	$36,504
Level 2: Significant Other Observable Inputs	452,582	454,524
Level 3: Significant Unobservable Inputs	10,999	8,780

Securities Available for Sale Measured at Fair Value	$464,083	$499,808

The following table summarizes financial assets measured at fair value on a recurring basis as of December 31, 2014 and 2013, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	December 31,
(in thousands)	2014	2013
Available for Sale Securities Fair Value Measurements Using:
Level 1: Quoted Prices in Active Markets For Identical Assets	$36,504	$36,492
Level 2: Significant Other Observable Inputs	454,524	441,885
Level 3: Significant Unobservable Inputs	8,780	5,834

Securities Available for Sale Measured at Fair Value	$499,808	$484,211

Fair Value Measurements, Nonrecurring

The following table measures financial assets and financial liabilities measured at fair value on a non-recurring basis as of June 30, 2015 and December 31, 2014, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

(in thousands)	At June 30, 2015	At December 31, 2014
Impaired Loans - Fair Value Measurements Using:
Level 1: Quoted Prices in Active Markets For Identical Assets	$—	$—
Level 2: Significant Other Observable Inputs	2,660	5,244
Level 3: Significant Unobservable Inputs	9,188	15,618

Impaired Loans Measured at Fair Value	$11,848	$20,862

Other Real Estate Owned - Fair Value Measurements Using:
Level 1: Quoted Prices in Active Markets For Identical Assets	$—	$—
Level 2: Significant Other Observable Inputs	1,943	1,847
Level 3: Significant Unobservable Inputs	539	351

Other Real Estate Owned Measured at Fair Value	$2,482	$2,198

The following table measures financial assets and financial liabilities measured at fair value on a non-recurring basis as of December 31, 2014, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	December 31,
(in thousands)	2014	2013
Fair Value Measurements Using: Impaired Loans
Level 1: Quoted Prices in Active Markets For Identical Assets	$—	$—
Level 2: Significant Other Observable Inputs	5,244	4,558
Level 3: Significant Unobservable Inputs	15,618	19,547

Impaired Loans Measured at Fair Value	$20,862	$24,105

	December 31,
(in thousands)	2014	2013
Fair Value Measurements Using: Other Real Estate Owned
Level 1: Quoted Prices in Active Markets For Identical Assets	$—	$—
Level 2: Significant Other Observable Inputs	1,847	3,357
Level 3: Significant Unobservable Inputs	351	—

Other Real Estate Owned Measured at Fair Value	$2,198	$3,357

Fair value, assets measured on recurring basis, unobservable input reconciliation

The following table reconciles assets measured at fair value on a recurring basis using unobservable inputs (Level 3):

	Level 3 Changes
	December 31,
(in thousands)	2014	2013
Balance, Beginning of Year	$5,834	$6,707
Total Gains or Losses (Realized/Unrealized):
Included in earnings	—	—
Included in other comprehensive income	—	—
Purchases, sales, issuances and settlements, net	2,946	(873)
Transfers in and/or out of Level 3	—	—

Balance as of End of Year	$8,780	$5,834